Eagle Point Income Company Inc.

Part G Item 1(b)(iii) – New or Amended Advisory Contract

Eagle Point Income Company Inc. (the “Registrant”) filed its initial advisory contract dated October 5, 2018 with the Securities and Exchange Commission on October 5, 2018 (SEC Accession No. 0001144204-18-052672), which filing is incorporated by reference.